NYSE

Received SEC

NOV 1 0 2015

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-32575

November 10, 2015

15008470

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.250% Guaranteed Notes due 2017, 1.625% Guaranteed Notes due 2018, 2.250% Guaranteed Notes due 2020, Floating Rate Guaranteed Notes due 2017, Floating Rate Guaranteed Notes due 2018 of Shell International Finance B.V., guaranteed by Royal Dutch Shell plc under the Exchange Act of 1934.

Sincerely,

Silvio Conte